Equity Awards - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares for issuance			6,250,000
Equity award expense	$ 392,000	$ 449,000	$ 1,805,000	$ 2,677,000	$ 2,420,000
Non-employee director stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights			vest upon grant
Expiration period			10 years
Officer and management non-qualified time - based stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights			one to three years from the date of grant
Expiration period			7 years
Officer and management performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights			one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper’s calculation of Adjusted EBITDA
Expiration period			7 years
Increase in fair value of award from plan modification					100,000
Service and performance-based employee and director stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			1,500,000
Weighted average period over which unearned share-based compensation cost is expected to be recognized			1 year 7 months 14 days
Restricted stock award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			295,336	320,414	158,057
Weighted-average grant date fair value			$ 1.29	$ 1.20	$ 5.70
Vesting period			3 years
Unrecognized compensation cost			$ 400,000
Weighted average period over which unearned share-based compensation cost is expected to be recognized			1 year 9 months 7 days
Legacy Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Annual vesting rate			20.00%